Acquisition of GCI - Schedule of Aggregate Purchase Price (Parenthetical) (Detail) - shares	Mar. 13, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Shares issued		1,986,449	0
Series D Preferred Shares [Member]
Business Acquisition [Line Items]
Shares issued	1,986,449	1,986,449
Class A Common Shares [Member]
Business Acquisition [Line Items]
Shares issued	2,514,996